RENN Fund, Inc.

Consolidated Schedule of Investments

9/30/2020 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 52.63%
83,266	Fidelity Government Cash Reserves Portfolio - Institutional Class, 0.01%	$83,266	$83,266
4,925,488	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 0.01%	4,925,488	4,925,488
	Total Money Market Funds	5,008,754	5,008,754

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	818,264	-
	Total Convertible Bonds	818,264	-

	COMMON EQUITIES – 47.88%
	Accomodations – 0.14%
20,300	Civeo Corp.(2)	84,981	13,705

	Aerospace & Defense – 0.04%
20	Boeing Co.	2,892	3,305

	Asset Management – 0.02%
50	Associated Capital Group, Inc. - Class A	2,922	1,807

	Marine Shipping – 0.06%
200	Clarkson PLC(4)	7,293	5,832

	Metal Mining – 2.98%
560	Franco-Nevada Corp.	49,869	78,165
6,150	Mesabi Trust	116,250	130,503
1,516	Wheaton Precious Metals Corp.	40,238	74,390
		206,357	283,058

	Medicinal Chemicals and Botanical Products – 2.94%
19,307	FitLife Brands, Inc.(2)	9,131,688	280,145

	Oil and Gas – 9.13%
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
1,200	PrairieSky Royalty Ltd.(4)	7,787	7,489
1,908	Texas Pacific Land Trust	1,079,739	861,577
		1,188,582	869,066
	Other Financial Investment Activities – 0.00%
1	Morgan Group Holding Co.(2)	16	6

	Securities and Commodity Exchanges – 0.25%
240	Intercontinental Exchange, Inc.	22,252	24,012

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 0.63%
5,460	Grayscale Bitcoin Trust	66,830	59,896

	Surgical & Medical Instruments & Apparatus – 30.44%
615,000	Apyx Medical Corp.(2)	1,470,958	2,896,650

	Technology Services – 1.25%
558	CACI International, Inc. – Class A. (2)	112,974	118,943
	Total Common Equities	12,297,745	4,556,425

	EXCHANGE TRADED FUNDS – 0.05%
124	ProShares Short VIX Short-Term Futures ETF(2)(3)	4,195	4,402
	Total Exchange Traded Funds	4,195	4,402

	TOTAL INVESTMENTS – 100.56%	$18,128,958	9,569,581
	LIABILITIES LESS OTHER ASSETS – (0.56%)		(53,179)
	NET ASSETS		$9,516,402

	SECURITIES SOLD SHORT – (0.01)%
	EXCHANGE TRADED FUNDS – (0.01)%
(12)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(202)	(228)
(12)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF	(123)	(135)
(30)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,015)	(598)
	Total Exchange Traded Funds	(1,340)	(961)

	TOTAL SECURITIES SOLD SHORT – (0.01)%	(1,340)	(961)

(1)	See Note 5 - Fair Value Measurements.
(2)	Non-Income Producing.
(3)	All or a portion of this security is segregated as collateral for securities sold short.
(4)	Foreign security denominated in U.S. Dollars.
(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.